Business Combinations - Schedule of Valuation of Core Deposits (Details) - USD ($) $ in Millions	Mar. 27, 2023	Jan. 03, 2022
CIT Group Inc.
Business Acquisition [Line Items]
Fair Value		$ 143
Core deposit intangibles | SVB
Business Acquisition [Line Items]
Fair Value	$ 230
Estimated Useful Life	8 years
Core deposit intangibles | CIT Group Inc.
Business Acquisition [Line Items]
Fair Value		$ 143
Estimated Useful Life		10 years